Shareholder Report, Line Graph (Details) 197771_STF Tactical Growth - Income ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	May 18, 2022	Mar. 31, 2026
STF Tactical Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					STF Tactical Growth & Income ETF NAV
Accumulated Value	$ 12,132	$ 11,702	$ 9,134	$ 10,000	$ 14,535
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	14,949	13,809	10,632	10,000	$ 17,610
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	10,577	10,085	9,916	10,000	$ 11,037
60% S&P 500 /40% Bloomberg US Aggregate Blend
Account Value [Line Items]
Line Graph and Table Measure Name					60% S&P 500 /40% Bloomberg US Aggregate Blend
Accumulated Value	13,095	12,237	10,373	10,000	$ 14,713
Cboe S&P 500 BuyWrite Monthly Index
Account Value [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 BuyWrite Monthly Index
Accumulated Value	$ 12,602	$ 11,477	$ 10,258	$ 10,000	$ 14,033